Leases - Summary of Components of Lease Cost (Parenthetical) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Short-term lease cost	¥ 451	$ 69	¥ 357